Pensions and Other Postretirement Benefits (Obligations and Funded Status) (Details) - CAD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Increase (decrease) in discount rate		0.60%	(0.55%)
Pensions [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year		$ 19,499	$ 18,609
Curtailments		(52)	0
Interest cost		392	532	$ 596
Actuarial loss (gain) on projected benefit obligation		(1,206)	1,208
Current service cost		197	175	143
Plan participants' contributions		61	59
Foreign currency changes		(3)	(7)
Benefit payments, settlements and transfers		(1,075)	(1,077)
Projected benefit obligation at end of year	$ 17,813	17,813	19,499	18,609
Component representing future salary increases	(179)	(179)	(271)
Accumulated benefit obligation at end of year	17,634	17,634	19,228
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		19,723	18,424
Employer contributions		104	93
Plan participants' contributions		61	59
Foreign currency changes		(2)	(6)
Actual return on plan assets		1,605	2,230
Benefit payments, settlements and transfers		(1,075)	(1,077)
Fair value of plan assets at end of year	20,416	20,416	19,723	18,424
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year	$ 2,603	2,603	224
Increase (decrease) in discount rate	0.25%
Other postretirement benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year		228	227
Curtailments		0	0
Interest cost		5	6	8
Actuarial loss (gain) on projected benefit obligation		(7)	9
Current service cost		2	2	2
Plan participants' contributions		0	0
Foreign currency changes		(2)	0
Benefit payments, settlements and transfers		(14)	(16)
Projected benefit obligation at end of year	$ 212	212	228	227
Component representing future salary increases	0	0	0
Accumulated benefit obligation at end of year	212	212	228
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		0	0
Employer contributions		0	0
Plan participants' contributions		0	0
Foreign currency changes		0	0
Actual return on plan assets		0	0
Benefit payments, settlements and transfers		0	0
Fair value of plan assets at end of year	0	0	0	$ 0
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year	(212)	(212)	(228)
CN Pension Plan [Member] | Pensions [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year		18,075
Projected benefit obligation at end of year	16,557	16,557	18,075
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		18,774
Fair value of plan assets at end of year	$ 19,485	$ 19,485	$ 18,774